Net Loss Per Share	6 Months Ended
Jun. 30, 2026
Net Loss Per Share [Abstract]
Net loss per share

Note 13. Net loss per share

As the Company reported a loss for the six-month period ended June 30, 2026, and 2025, the number of shares used to calculate diluted loss per share of common shares attributable to common shareholders is the same as the number of shares used to calculate basic loss per share of common shares attributable to common shareholders for the period presented because the potentially dilutive shares would have been antidilutive if included in the calculation. All share and per share counts have been retrospectively adjusted for the 10-to-1 reverse share split of its ordinary shares which was effective October 6, 2025. The table below shows data of net loss and shares used in calculating basic and diluted loss per share attributable to the ordinary equity holders of the Company:

	Six-Months Ended
	June 30, 2026	June 30, 2025
Net loss	(17,742)	(60,131)
Weighted average shares outstanding-basic and diluted	10,866,025	9,225,784
Net loss per ordinary share-basic and diluted	(1.63)	(6.52)